CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Cash flows from operating activities:
Net income (loss)	$ (2,374,981)	$ (18,484,477)	$ 10,653,488
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Change in fair value of investment in key management insurance policy	(23,951)	(186,409)
Depreciation of property and equipment	219,451	1,707,989	1,902,005
Amortization of intangible assets	9,559	74,400	103,379
Amortization of operating lease right-of-use assets	247,363	1,925,225	1,237,500
Amortization of share-based payment for services	711,136	5,534,772	1,369,388
Provision for (reversal of) credit loss	306,180	2,383,000	(3,158,000)
Write-down for inventories	331,620	2,580,998	280,000
Deferred tax	(107,597)	(837,430)	393,433
Losses on disposal of property and equipment	258,040	2,008,324	636,289
Share-based compensation	377,775	2,940,224
Foreign exchange (gains) losses - unrealized	(4,440)	(34,559)	280,046
Changes in operating assets and liabilities
Inventories	2,474,894	19,262,102	(6,974,167)
Trade receivables	(1,515,370)	(11,794,125)	13,498,722
Prepaid expenses and other assets	(142,920)	(1,112,348)	1,170,733
Retention receivables	(34,712)	(270,166)	(1,801,346)
Trade and notes payables	(172,951)	(1,346,076)	(8,811,825)
Other payables, accrued payroll and welfare	(168,418)	(1,310,795)	2,021,985
Contract liabilities	(2,114,941)	(16,460,585)	5,052,814
Operating lease liabilities	(243,230)	(1,893,061)	(945,783)
Other liabilities	(71,432)	(555,956)	313,650
Income tax payable	52,933	411,979	(3,124,259)
Net cash (used in) provided by operating activities	(1,985,992)	(15,456,974)	14,098,052
Cash flows from investing activities:
Purchases of property and equipment	(210,784)	(1,640,534)	(3,018,966)
Purchases of intangible assets			(227,000)
Net cash used in investing activities	(210,784)	(1,640,534)	(3,245,966)
Cash flows from financing activities:
Proceeds from capital contribution	12	90	882,588
Net proceeds from initial public offering			24,299,197
Payments to related parties			(10,967)
Repayments by related parties			10,967
Net cash provided by financing activities	12	90	25,181,785
Effect of exchange rate changes	512	3,985	(95,862)
Net increase (decrease) in cash and cash equivalents and restricted cash	(2,196,252)	(17,093,433)	35,938,009
Cash and cash equivalents and restricted cash at beginning of the year	6,724,673	52,338,132	16,400,123
Cash and cash equivalents and restricted cash at end of the year	4,528,421	35,244,699	52,338,132
Reconciliation of cash, cash equivalents, and restricted cash reported in the consolidated balance sheets
Cash and cash equivalents	3,257,681	25,354,528	52,338,132
Restricted cash – non-current	1,270,740	9,890,171
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	4,528,421	35,244,699	52,338,132
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	4,528,421	35,244,699	52,338,132
Supplemental disclosure of cash flow information:
Interest expense paid	19,129	148,878	19,632
Income tax paid (refunded)	(27,990)	(217,843)	4,038,568
Supplemental disclosure of non-cash investing and financing information:
Operating lease right-of-use assets obtained in exchange for operating lease obligations	379,051	2,950,157	5,656,268
Extinguishment of operating lease right-of-use assets and operating lease liabilities due to termination of lease	(61,708)	(480,274)	35,709
Non-cash consideration paid for services	510,496	3,973,189	6,573,060
Cumulative effect adjustment upon adoption of ASC 326			$ (1,111,178)